Supplemental Oil and Gas Reserve Information (Details 4)	12 Months Ended
	Dec. 31, 2013 MMBoe MBoe		Dec. 31, 2012 MBoe MMBoe		Dec. 31, 2011 MMBoe MBoe
Unit of measure	(MBOE)	[1],[2]	(MBOE)	[1],[2]	(MBOE)	[1],[2]
Percent proved developed	7.40%	[1],[2]	3.80%	[1],[2]
Estimated proved developed reserves energy	153.7	[1],[2]	8.8	[1],[2]
Estimated proved undeveloped reserves energy	1,919.6	[1],[2]	222.1	[1],[2]	13.7	[1],[2]
Estimated Net Proved Reserves energy	2,073.3	[1],[2]	229.2	[1],[2]	13.7	[1],[2]
Probable reserves energy	3,998	[1],[2]	1,774.90	[1],[2]
Possible reserves energy	5,525.3	[1],[2]	367.4	[1],[2]	183.6	[1],[2]
Oil
Unit of measure	(MBbls)	[1],[2]	(MBbls)	[1],[2]	(MBbls)	[1],[2]
Estimated proved developed reserves volume	118.5	[1],[2]	7.7	[1],[2]
Estimated proved undeveloped reserves volume	1,421.90	[1],[2]	158.6	[1],[2]	13.7	[1],[2]
Estimated Net Proved Reserves volume	1,540,402		166,321		13,720
Probable reserves volume	2,961.50	[1],[2]	1,414.80	[1],[2]
Possible reserves volume	4,092.80	[1],[2]	297.9	[1],[2]	149.8	[1],[2]
Gas
Unit of measure	(MMcf)	[1],[2]	(MMcf)	[1],[2]	(MMcf)	[1],[2]
Estimated proved developed reserves volume	211.4	[1],[2]	6.4	[1],[2]
Estimated proved undeveloped reserves volume	2,985.90	[1],[2]	370.8	[1],[2]
Estimated Net Proved Reserves volume	319,730		377,173
Probable reserves volume	6,219.10	[1],[2]	1,980.7	[1],[2]
Possible reserves volume	8,594.90	[1],[2]	417.1	[1],[2]	208.5	[1],[2]
Natural gas liquids
Unit of measure	(MBbls)	[1],[2]	(MBbls)	[1],[2]	(MBbls)	[1],[2]

[1]	Estimates of reserves as of December 31, 2013, 2012 and 2011, were prepared using an average price equal to the unweighted arithmetic average of hydrocarbon prices received on a field-by-field basis on the first day of each month within the 12-month periods ended December 31, 2013, 2012 and 2011, respectively, in accordance with revised SEC guidelines applicable to reserves estimates as of the end of such periods. Reserve estimates do not include any value for probable or possible reserves that may exist, nor do they include any value for undeveloped acreage. The reserve estimates represent Arabella's net revenue interest in Arabella's properties. Although Arabella believes these estimates are reasonable, actual future production, cash flows, taxes, development expenditures, operating expenses and quantities of recoverable oil and natural gas reserves may vary substantially from these estimates.
[2]	The reserves at December 31, 2012 and 2011 include reserves associated with properties owned by Petroleum during the period and transferred to us in 2012 and 2013.